OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
Schedule of Intangible Assets, Net
a.	Intangible assets, net:

	December 31, 2012				December 31, 2011
	Useful Life from date of acquisition	Gross carrying amount	Accumulated amortization	Amortized balance	Gross carrying amount	Accumulated amortization	Amortized balance
	(Years)
Test Systems Programs Sets ("TPS")	5 - 10	$8,275	$8,275	$-	$8,275	$8,120	$155